Business Acquisitions - Aitken Creek (Details) - CAD CAD in Millions		1 Months Ended	12 Months Ended
	Apr. 01, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Cash purchase price, plus the cost of working gas inventory			CAD 0	CAD 4,841
Goodwill (Note 12)		CAD 4,173	CAD 11,644	CAD 12,364
Aitken Creek Gas Storage ULC
Business Acquisition [Line Items]
Cash purchase price, plus the cost of working gas inventory	CAD 349
Deposit on acquisition paid		CAD 38
Goodwill (Note 12)	CAD 27